Fair Value of Financial Instruments - Measured In Nonrecurring Basis (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements
Cash and cash equivalents	$ 86,569	$ 45,538	$ 40,529	$ 39,204
Senior Notes	(314,650)	(198,200)
Capital lease obligations	(23,759)	(25,112)
Long-term debt	(528)	(598)
Level I
Fair Value Measurements
Cash and cash equivalents	86,569	45,538
Senior Notes	(314,650)	(198,200)
Level II
Fair Value Measurements
Capital lease obligations	(23,759)	(25,112)
Long-term debt	$ (528)	$ (598)